Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Cash (VIE)	$ 764	$ 856
Accounts receivable (VIE)	593	0
Other current assets (VIE)	137	460
Accrued expenses and accounts payable (VIE)	588	182
Progress payments of accumulated costs (VIE)	0	503
Retained earnings (VIE)	$ 906	$ 631
Preferred shares, par value per share	$ 0.0001	$ 0.0001
Preferred shares, authorized	5,000,000	5,000,000
Preferred shares, outstanding	0	0
Preferred shares, issued	0	0
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	25,276,142	25,276,142
Ordinary shares, shares outstanding	25,276,142	25,276,142